Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	aLTSHARES TRUST
Entity Central Index Key	0001779306
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000229260
Shareholder Report [Line Items]
Fund Name	AltShares Event-Driven ETF
Trading Symbol	EVNT
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AltShares Event-Driven ETF for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.altsharesetfs.com/evnt. You can also request this information by contacting us at 1-855-955-1607.
Additional Information Phone Number	1-855-955-1607
Additional Information Email	www.altsharesetfs.com/evnt
Additional Information Website	www.altsharesetfs.com/evnt
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
AltShares Event-Driven ETF	$68	1.30%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.30%
AssetsNet	$ 4,942,565
Holdings Count | Holding	95
InvestmentCompanyPortfolioTurnover	225.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,942,565
Number of Portfolio Holdings	95
Portfolio Turnover RateFootnote Reference**	225%
Footnote	Description
Footnote**	Not annualized

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Value	Value
Technology	21.82%
Telecommunication Services	18.04%
Consumer, Non-cyclical	16.40%
Financials	16.09%
Consumer, Cyclical	10.28%
Industrials	9.95%
Materials	5.03%
Utilities	1.56%
Energy	0.83%

Region Weighting (% of Total Investments)

Value	Value
Americas	92.42%
EMEA	7.58%

Accountant Change Statement [Text Block]

On November 19, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Accountant Change Date	Nov. 19, 2024
C000216184
Shareholder Report [Line Items]
Fund Name	AltShares Merger Arbitrage ETF
Trading Symbol	ARB
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AltShares Merger Arbitrage ETF for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including updated performance information, at www.altsharesetfs.com/arb. You can also request this information by contacting us at 1-855-955-1607.
Additional Information Phone Number	1-855-955-1607
Additional Information Email	www.altsharesetfs.com/arb
Additional Information Website	www.altsharesetfs.com/arb
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
AltShares Merger Arbitrage ETF	$29	0.56%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
AssetsNet	$ 78,198,007
Holdings Count | Holding	114
InvestmentCompanyPortfolioTurnover	219.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$78,198,007
Number of Portfolio Holdings	114
Portfolio Turnover RateFootnote Reference**	219%
Footnote	Description
Footnote**	Not annualized

Holdings [Text Block]

Sector Weighting (% of Total Investments)

Value	Value
Technology	17.83%
Telecommunication Services	16.90%
Consumer, Non-cyclical	16.80%
Financials	16.38%
Industrials	9.08%
Utilities	7.25%
Materials	6.82%
Consumer, Cyclical	6.32%
Energy	2.62%

Region Weighting (% of Total Investments)

Value	Value
Americas	85.37%
EMEA	14.63%

Accountant Change Statement [Text Block]

On November 19, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Accountant Change Date	Nov. 19, 2024